Offerings - Offering: 1	Sep. 08, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.000% Senior Notes due 2035
Amount Registered | shares	587,950,000
Maximum Aggregate Offering Price	$ 584,387,023.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 89,469.65
Offering Note	The registration fee is calculated in accordance with Rules 457(o) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). This "Calculation of Registration Fee" table shall be deemed to update the "Calculation of Registration Fee" table in the registrant's Registration Statement on Form S-3 (No. 333-286478), in accordance with Rules 456(b) and 457(r) under the Securities Act. Amounts are based on the September 5, 2025 euro/U.S. dollar exchange rate of euro 1.00 = $1.1759, as published by the U.S. Federal Reserve Board.